30. GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2020
Government Grants
GOVERNMENT GRANTS
30.	GOVERNMENT GRANTS

The Company has tax benefits related to ICMS for investments granted by the governments of states as follows: Programa de Desenvolvimento Industrial e Comercial de Mato Grosso (“PRODEIC”), Programa de Desenvolvimento do Estado de Pernambuco (“PRODEPE”) and Fundo de Participação e Fomento à Industrialização do Estado de Goiás (“FOMENTAR”). Such incentives are directly associated to the manufacturing facilities operations, job generation and to the economic and social development.

On December 31, 2020, this incentive totaled R$153,762 (R$188,610 as of December 31, 2019).